RELATED PARTY TRANSACTIONS	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

18. RELATED PARTY TRANSACTIONS

A summary of the Company's related balances included in accounts payable and accrued liabilities, and promissory note payable is as follows:

	March 31, 2024	January 31, 2024
	$	$
Lease liabilities due to a company controlled by the CEO	4,917,482	4,961,727
Due to the CFO	770	561
	4,918,252	4,962,288

As at March 31, 2024 and January 31, 2024, Due to the CFO consists of reimbursable expenses incurred in the normal course of business.

A summary of the Company's transactions with related parties including key management personnel is as follows:

	Years ended
	March 31, 2024	January 31, 2024
	$	$
Consulting fees paid to a director	30,000	65,000
Amounts paid to CEO or companies controlled by CEO for leases	126,756	1,001,214
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	-	2,078,229
Amounts paid to CEO or companies controlled by CEO for remuneration	38,462	200,000
Salary paid to directors and officers	92,420	438,162
Share-based compensation	-	22,128
	287,638	3,804,733

On June 5, 2023, the company controlled by the CEO sold its interest in the Silver State Relief LLC (Sparks) property. The Company continues to lease this facility from a third party.

On August 19, 2023, the company controlled by the CEO sold its interest in the Silver State Relief LLC (Fernley) property. The Company continues to lease this facility from a third party.

18. RELATED PARTY TRANSACTIONS

A summary of the Company's related balances included in accounts payable and accrued liabilities, and promissory note payable is as follows:

	January 31, 2024	January 31, 2023
	$	$
Due to the President and CEO	-	2,043,019
Lease liabilities due to a company controlled by the CEO	4,961,727	8,953,425
Due to the CFO	561	692
	4,962,288	10,997,136

As at January 31, 2023, Due to the President and CEO included the promissory note that was repaid during the year ended January 31, 2024. As at January 31, 2024 and 2023, Due to the CFO consists of reimbursable expenses incurred in the normal course of business.

A summary of the Company's transactions with related parties including key management personnel for the years ended January 31, 2024 and 2023 is as follows:

	2024	2023
	$	$
Consulting fees paid to a director	65,000	125,000
Amounts paid to CEO or companies controlled by CEO for leases	1,001,214	1,239,090
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	2,078,229	6,584,146
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	200,000
Salary paid to directors and officers	438,162	398,950
Share-based compensation	22,128	153,426
	3,804,733	8,700,612

On June 5, 2023, the company controlled by the CEO sold its interest in the Silver State Relief LLC (Sparks) property. The Company continues to lease this facility from a third party.

On August 19, 2023, the company controlled by the CEO sold its interest in the Silver State Relief LLC (Fernley) property. The Company continues to lease this facility from a third party.